Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Apr. 01, 2024	Mar. 31, 2024	Mar. 31, 2023	Nov. 11, 2022	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period					0.75%
FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required				0.0450
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required			0.0315				0.0300
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Countercyclical buffer	0.18%	0.16%
Percentage of G-SIB leverage ratio buffer to G-SIB capital surcharge, effective on prior and current period					50.00%	50.00%	50.00%
Consolidated, MUFG
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 20,273,605	¥ 20,145,046
Total capital (to risk-weighted assets): Actual ratio	0.1685	0.1883
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 17,984,016	¥ 17,804,875
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1495	0.1665
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 15,002,259	¥ 15,169,261
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1247	0.1418
Leverage Ratio: Actual amount	¥ 17,984,016	¥ 17,804,875
Leverage Ratio: Actual ratio	0.0494	0.0529
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 14,650,318	¥ 13,002,746
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1218	0.1216
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 12,244,683	¥ 10,864,137
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.1018	0.1016
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 10,440,457	¥ 9,260,180
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0868	0.0866
Leverage Ratio: Amount for capital adequacy purposes	¥ 14,372,395	¥ 13,273,327
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0395	0.0395
Consolidated, MUFG | FSA's requirements applicable to Japanese banking institutions
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	2.50%	2.50%
G-SIB surcharge	1.50%	1.50%
Consolidated, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 18,098,607	¥ 16,477,609
Total capital (to risk-weighted assets): Actual ratio	0.1802	0.1963
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 16,498,319	¥ 14,843,203
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1642	0.1768
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 13,932,121	¥ 12,675,137
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1387	0.1510
Leverage Ratio: Actual amount	¥ 16,498,319	¥ 14,843,203
Leverage Ratio: Actual ratio	0.0525	0.0545
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 8,033,498	¥ 6,714,352
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,025,123	¥ 5,035,764
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 4,518,843	¥ 3,776,823
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 9,883,615	¥ 8,566,333
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315	0.0315
Consolidated, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,111,919	¥ 1,941,654
Total capital (to risk-weighted assets): Actual ratio	0.1940	0.1996
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,693,288	¥ 1,596,399
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1555	0.1641
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,397,763	¥ 1,318,755
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1284	0.1356
Leverage Ratio: Actual amount	¥ 1,693,288	¥ 1,596,399
Leverage Ratio: Actual ratio	0.0583	0.0590
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 870,859	¥ 777,957
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 653,144	¥ 583,468
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 489,858	¥ 437,601
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 914,784	¥ 851,341
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315	0.0315
Stand-alone, BK
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 12,369,824	¥ 12,248,919
Total capital (to risk-weighted assets): Actual ratio	0.1434	0.1707
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 11,172,136	¥ 10,940,244
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1295	0.1524
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 8,677,713	¥ 8,830,971
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1006	0.1230
Leverage Ratio: Actual amount	¥ 11,172,136	¥ 10,940,244
Leverage Ratio: Actual ratio	0.0421	0.0451
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 6,898,666	¥ 5,739,789
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 5,174,000	¥ 4,304,842
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 3,880,500	¥ 3,228,631
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 8,358,062	¥ 7,634,457
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315	0.0315
Stand-alone, TB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	¥ 2,280,149	¥ 2,176,037
Total capital (to risk-weighted assets): Actual ratio	0.1826	0.2006
Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,862,616	¥ 1,832,137
Tier 1 capital (to risk-weighted assets): Actual ratio	0.1491	0.1689
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	¥ 1,568,616	¥ 1,556,637
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	0.1256	0.1435
Leverage Ratio: Actual amount	¥ 1,862,616	¥ 1,832,137
Leverage Ratio: Actual ratio	0.0682	0.0721
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 998,875	¥ 867,561
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 749,156	¥ 650,671
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	¥ 561,867	¥ 488,003
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	0.0450	0.0450
Leverage Ratio: Amount for capital adequacy purposes	¥ 859,923	¥ 800,252
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	0.0315	0.0315